CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Statements of cash flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ (28,529,720)	$ (18,153,556)	$ (14,264,665)
Net cash generated from (used in) investing activities	7,072,731	24,855,868	(29,509,537)
Net cash generated from financing activities	4,439,376	69,694,477	51,057,850
Net increase (decrease) in cash and cash equivalents	(17,381,790)	76,474,333	7,322,351
Cash and cash equivalents at the beginning of year	92,532,788	16,058,455	8,736,104
Cash and cash equivalents at the end of year	75,150,998	92,532,788	16,058,455
Parent Company | Reportable Legal Entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(45,755,914)	(14,521,997)	(16,346,700)
Third parties	(26,135,688)	(2,660,397)	(2,919,363)
Related parties	(19,620,226)	(11,861,600)	(13,427,337)
Net cash generated from (used in) investing activities	7,991,594	25,941,876	(28,535,658)
Net cash generated from financing activities	(429,950)	68,999,999	50,018,733
Net increase (decrease) in cash and cash equivalents	(38,194,270)	80,419,878	5,136,375
Cash and cash equivalents at the beginning of year	91,168,159	10,748,281	5,611,906
Cash and cash equivalents at the end of year	$ 52,973,889	$ 91,168,159	$ 10,748,281